Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Operating loss carry forwards	$ 3,497,720	$ 70,622
Unrecognized tax benefits	0
Unrecognized tax benefits, income tax penalties and interest expense	0
Tax cost basis of investments	86,109,570
Tax basis of investments, gross, unrealized depreciation	$ 29,345,531
Percentage of taxable income	80.00%
Percentage of net taxable income eligible for setting off against net operating losses	80.00%